Disclosure of accumulated other comprehensive income (loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Foreign Currency Abstract
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax, Beginning Balance	$ (31,277)	[1]	$ (28,829)	[1]	$ (36,151)	[1]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss), before Reclassification and Tax	(4,822)		(2,448)		(2,762)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment Realized upon Sale or Liquidation, before Tax	0		0		(10,084)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent, Total	(4,822)	[1]	(2,448)	[1]	7,322	[1]
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax, Ending Balance	(36,099)	[1]	(31,277)	[1]	(28,829)	[1]
Defined Benefit Pension Plans And Defined Benefit Postretirement Plans Disclosure Abstract
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax, Beginning Balance	(225,846)	[1]	(216,058)	[1]	(130,080)	[1]
Other Comprehensive Income Loss Pension And Other Postretirement Benefit Plans Before Reclassification Adjustments And Tax	104,272	[1]	(27,699)	[1]	(94,386)	[1]
Other Comprehensive Income Loss Amortization Pension And Other Postretirement Benefit Plans Net Prior Service Cost Recognized In Net Periodic Pension Cost Net Of Tax	17,272	[1]	18,051	[1]	9,081	[1]
Other Comprehensive Income Reclassification Of Defined Benefit Plans Net Gain Loss Recognized In Net Periodic Benefit Cost Net Of Tax	0	[1]	(140)	[1]	(673)	[1]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax, Portion Attributable to Parent, Total	121,544	[1]	(9,788)	[1]	(85,978)	[1]
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax, Ending Balance	(104,302)	[1]	(225,846)	[1]	(216,058)	[1]
Unrealized Gain Loss On Investments Abstract
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Beginning Balance	154,568	[1]	203,078	[1]	159,700	[1]
Other Comprehensive Income Loss Available For Sale Securities Adjustment Before Reclassification Adjustments	(201,119)	[1]	(50,204)	[1]	50,203	[1]
Other Comprehensive Income Loss Reclassification Adjustment For Sale Of Securities Included In Net Income Net Of Tax	(1,793)	[1]	1,694	[1]	(6,825)	[1]
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Total	(202,912)	[1]	(48,510)	[1]	43,378	[1]
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Ending Balance	(48,344)	[1]	154,568	[1]	203,078	[1]
Unrealized net gain (losses) on Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax, Beginning Balance	(313)	[1]	(739)	[1]	570	[1]
Other Comprehensive Income Unrealized Gain Loss On Derivatives Arising During Period	1,436	[1]	(9,457)	[1]	(8,089)	[1]
Other Comprehensive Income Loss Reclassification Adjustment On Derivatives Included In Net Income Net Of Tax	(1,123)	[1]	9,883	[1]	6,780	[1]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Portion Attributable to Parent, Total	313	[1]	426	[1]	(1,309)	[1]
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax, Ending Balance	0	[1]	(313)	[1]	(739)	[1]
Accumulated other comprehensive income (loss)	$ (188,745)		$ (102,868)	[1]	$ (42,548)	[1]

[1]	All amounts presented are net of tax.